Leases	12 Months Ended
Jan. 31, 2026
Leases
Leases

Note 13 – Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to 5 years, some of which include options to extend the leases for up to 5 years.

The components of operating lease expense were as follows:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Operating lease cost	3,964	3,656	4,169
Short-term lease cost	534	508	597
Total operating lease cost	4,498	4,164	4,766

Supplemental cash flow information related to operating leases was as follows:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Operating cash outflows from operating leases included in measurement of lease liabilities	4,179	4,028	3,996
New right-of-use assets obtained in exchange for lease obligations	2,649	3,706	4,239

Supplemental information related to operating leases was as follows:

	January 31,	January 31,
	2026	2025
Weighted average remaining lease term (years)	2.7	2.9
Weighted average discount rate (%)	5.2	5.1

Maturities of operating lease liabilities were as follows as of January 31, 2026:

Operating
Years Ended January 31,	Leases
2027	3,837
2028	3,002
2029	1,397
2030	624
2031	126
2032 and thereafter	—
Total lease payments	8,986
Less: imputed interest	(623)
Total lease obligations	8,363
Current	3,471
Long-term	4,892